Note 16 - Shareholders' Equity - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) - Options to Purchase Treasury Shares or To Subscribe New Shares [Member]
12 Months Ended
Dec. 31, 2016 EUR (€) € / shares shares
Outstanding options - Number (in shares) | shares	1,427,438
Outstanding options - Weighted average remaining contractual life (Year)	4 years 219 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	€ 2.94
Outstanding options - Aggregate intrinsic value | €	€ 590,220
Exercisable options - Number (in shares) | shares	774,938
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.87
Exercisable options - Aggregate intrinsic value | €	€ 479,060
Range 1 [Member]
Exercise price (in EUR per share)	€ 3.99
Outstanding options - Number (in shares) | shares	327,838
Outstanding options - Weighted average remaining contractual life (Year)	292 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	€ 3.99
Outstanding options - Aggregate intrinsic value | €
Exercisable options - Number (in shares) | shares	327,838
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.99
Exercisable options - Aggregate intrinsic value | €
Range 2 [Member]
Exercise price (in EUR per share)	€ 2.38
Outstanding options - Number (in shares) | shares	127,100
Outstanding options - Weighted average remaining contractual life (Year)	3 years 182 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	€ 2.38
Outstanding options - Aggregate intrinsic value | €	€ 93,004
Exercisable options - Number (in shares) | shares	127,100
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.38
Exercisable options - Aggregate intrinsic value | €	€ 93,004
Range 3 [Member]
Exercise price (in EUR per share)	€ 3.22
Outstanding options - Number (in shares) | shares	560,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 109 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	€ 3.22
Outstanding options - Aggregate intrinsic value | €
Exercisable options - Number (in shares) | shares
Exercisable options - Weighted average exercise price (in EUR per share)
Exercisable options - Aggregate intrinsic value | €
Range 4 [member]
Exercise price (in EUR per share)	€ 1.91
Outstanding options - Number (in shares) | shares	362,500
Outstanding options - Weighted average remaining contractual life (Year)	6 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	€ 1.91
Outstanding options - Aggregate intrinsic value | €	€ 435,629
Exercisable options - Number (in shares) | shares	270,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1.91
Exercisable options - Aggregate intrinsic value | €	€ 324,469
Range 5 [Member]
Exercise price (in EUR per share)	€ 1.88
Outstanding options - Number (in shares) | shares	50,000
Outstanding options - Weighted average remaining contractual life (Year)	3 years 182 days
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price	€ 1.88
Outstanding options - Aggregate intrinsic value | €	€ 61,587
Exercisable options - Number (in shares) | shares	50,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1.88
Exercisable options - Aggregate intrinsic value | €	€ 61,587